New Perspective Fund®
Investment portfolio
December 31, 2019
unaudited
Common stocks 95.51% Information technology 22.01%	Shares	Value (000)
Microsoft Corp.	16,889,027	$2,663,400
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	206,441,941	2,286,235
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,502,219	87,279
ASML Holding NV1	4,226,959	1,258,832
ASML Holding NV (New York registered)	2,068,528	612,160
Mastercard Inc., Class A	6,178,036	1,844,700
Broadcom Inc.	5,267,283	1,664,567
Visa Inc., Class A	7,636,778	1,434,951
ServiceNow, Inc.[2]	3,187,716	899,956
PayPal Holdings, Inc.[2]	7,572,051	819,069
Samsung Electronics Co., Ltd.[1]	15,669,951	755,046
Adobe Inc.[2]	2,064,777	680,984
Keyence Corp.[1]	1,425,140	504,433
Temenos AG1	2,885,697	456,234
Global Payments Inc.	2,270,429	414,489
GoDaddy Inc., Class A2	6,004,340	407,815
Amadeus IT Group SA, Class A, non-registered shares[1]	4,538,868	371,900
Autodesk, Inc.[2]	1,883,036	345,462
Texas Instruments Inc.	2,536,186	325,367
SAP SE1	2,227,605	300,214
Smartsheet Inc., Class A2,3	6,080,924	273,155
TE Connectivity Ltd.	2,764,830	264,981
Apple Inc.	901,207	264,639
Tokyo Electron Ltd.[1]	1,099,308	241,576
Trimble Inc.[2]	5,355,887	223,287
Advanced Micro Devices, Inc.[2]	4,312,323	197,763
FLIR Systems, Inc.	3,625,523	188,781
Alteryx, Inc., Class A2	1,800,000	180,126
Worldline SA, non-registered shares[1,2]	2,388,539	169,521
Intel Corp.	2,445,039	146,336
Halma PLC[1]	4,884,646	137,130
ON Semiconductor Corp.[2]	5,512,108	134,385
VeriSign, Inc.[2]	596,472	114,928
Dell Technologies Inc., Class C2	1,989,859	102,259
NetApp, Inc.	1,532,788	95,416
Murata Manufacturing Co., Ltd.[1]	1,405,800	86,914
CDK Global, Inc.	1,585,498	86,695
Largan Precision Co., Ltd.[1]	506,000	84,547
MediaTek Inc.[1]	5,110,000	75,632
Nokia Corp.[1]	16,580,537	61,511
Applied Materials, Inc.	994,930	60,730
Workday, Inc., Class A2	361,657	59,474
AAC Technologies Holdings Inc.[1]	3,810,500	33,285
LG Display Co., Ltd.[1,2]	800,000	11,185
		21,427,349
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Consumer discretionary 14.75%	Shares	Value (000)
Amazon.com, Inc.[2]	1,614,259	$2,982,892
Tesla, Inc.[2]	3,377,612	1,412,956
NIKE, Inc., Class B	9,725,499	985,290
LVMH Moët Hennessy-Louis Vuitton SE1	1,684,052	784,315
adidas AG1	1,939,602	630,384
Kering SA1	932,737	614,461
Naspers Ltd., Class N1	3,730,051	609,684
Hilton Worldwide Holdings Inc.	5,040,314	559,021
Norwegian Cruise Line Holdings Ltd.[2]	8,589,209	501,696
Trip.com Group Ltd. (ADR)[2]	11,763,847	394,559
Booking Holdings Inc.[2]	184,639	379,199
MGM Resorts International	11,277,526	375,203
EssilorLuxottica[1]	2,308,209	352,597
Prosus NV1,2	4,126,768	308,795
Hermès International[1]	391,701	293,127
Hyundai Motor Co.[1]	2,700,575	280,808
Home Depot, Inc.	1,165,433	254,507
Restaurant Brands International Inc.	3,819,534	243,572
Suzuki Motor Corp.[1]	5,764,425	241,452
MercadoLibre, Inc.[2]	361,262	206,620
Industria de Diseño Textil, SA1	5,423,532	192,118
Galaxy Entertainment Group Ltd.[1]	24,653,000	181,713
Hilton Grand Vacations Inc.[2,3]	4,764,120	163,838
Melco Resorts & Entertainment Ltd. (ADR)	5,922,815	143,154
Wynn Resorts, Ltd.	825,294	114,609
Wynn Macau, Ltd.[1]	43,826,718	108,412
Nitori Holdings Co., Ltd.[1]	683,000	107,922
Marriott International, Inc., Class A	696,451	105,464
Delivery Hero SE1,2	1,295,391	102,528
YUM! Brands, Inc.	1,011,083	101,846
Valeo SA, non-registered shares[1]	2,694,866	95,418
Ryohin Keikaku Co., Ltd.[1]	3,680,200	85,838
Domino’s Pizza, Inc.	260,672	76,580
Fast Retailing Co., Ltd.[1]	124,400	73,737
Peugeot SA1	2,397,537	57,419
Tiffany & Co.	325,342	43,482
Canada Goose Holdings Inc., subordinate voting shares (CAD denominated)[2]	800,122	28,966
Canada Goose Holdings Inc., subordinate voting shares[2]	400,000	14,496
Royal Caribbean Cruises Ltd.	237,473	31,705
Samsonite International SA1	12,529,900	30,018
Tata Motors Ltd.[1]	9,220,000	23,937
Sodexo SA1	199,981	23,719
DENSO Corp.[1]	477,400	21,535
Cie. Financière Richemont SA, Class A1	264,253	20,743
		14,360,335
Health care 12.70%
Intuitive Surgical, Inc.[2]	2,268,412	1,340,972
Boston Scientific Corp.[2]	24,743,752	1,118,913
AstraZeneca PLC[1]	9,320,086	932,462
Thermo Fisher Scientific Inc.	2,494,528	810,397
Vertex Pharmaceuticals Inc.[2]	3,120,540	683,242
Zoetis Inc., Class A	4,897,110	648,133
Regeneron Pharmaceuticals, Inc.[2]	1,495,212	561,422
BeiGene, Ltd. (ADR)[2]	2,964,818	491,448
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.[2]	4,020,375	$459,368
Incyte Corp.[2]	5,082,995	443,847
Pfizer Inc.	10,362,132	405,988
Novo Nordisk A/S, Class B1	6,689,505	387,989
Koninklijke Philips NV (EUR denominated)[1]	7,814,254	382,032
Danaher Corp.	2,435,505	373,801
Edwards Lifesciences Corp.[2]	1,388,529	323,930
Coloplast A/S, Class B1	2,556,969	317,890
IDEXX Laboratories, Inc.[2]	1,082,980	282,799
Abbott Laboratories	3,104,677	269,672
Novartis AG1	2,495,334	236,414
Insulet Corp.[2]	1,333,902	228,364
Galapagos NV1,2	844,495	175,775
Agios Pharmaceuticals, Inc.[2,3]	3,630,477	173,355
Merck & Co., Inc.	1,807,803	164,420
Ultragenyx Pharmaceutical Inc.[2,3]	3,730,079	159,312
Shionogi & Co., Ltd.[1]	2,460,900	152,042
Biogen Inc.[2]	388,023	115,138
Fisher & Paykel Healthcare Corp. Ltd.[1]	6,590,877	98,903
Straumann Holding AG1	95,779	94,012
Roche Holding AG, nonvoting, non-registered shares[1]	287,040	93,075
Sage Therapeutics, Inc.[2]	965,181	69,677
Sanofi[1]	678,142	68,111
Bayer AG1	709,883	58,026
Eli Lilly and Co.	434,486	57,105
NovoCure Ltd.[2]	675,118	56,892
Gilead Sciences, Inc.	716,548	46,561
Allakos Inc.[2]	385,100	36,723
Daiichi Sankyo Co., Ltd.[1]	538,600	35,565
Bluebird Bio, Inc.[2]	76,311	6,696
		12,360,471
Financials 10.68%
JPMorgan Chase & Co.	12,823,628	1,787,614
AIA Group Ltd.[1]	117,208,000	1,233,222
CME Group Inc., Class A	5,505,700	1,105,104
London Stock Exchange Group PLC[1]	10,358,068	1,069,907
Moody’s Corp.	2,974,540	706,185
Chubb Ltd.	3,452,704	537,448
BlackRock, Inc.	1,036,629	521,113
ICICI Bank Ltd. (ADR)	12,366,974	186,618
ICICI Bank Ltd.[1]	24,001,523	181,818
DNB ASA[1]	18,506,545	346,812
Intercontinental Exchange, Inc.	3,118,110	288,581
Hong Kong Exchanges and Clearing Ltd.[1]	8,383,100	271,709
Arch Capital Group Ltd.[2]	5,188,409	222,531
Bank of America Corp.	4,986,586	175,628
SVB Financial Group[2]	684,328	171,794
Hiscox Ltd.[1]	8,698,768	164,516
Svenska Handelsbanken AB, Class A1	11,471,455	123,517
UniCredit SpA[1]	8,415,259	123,034
Prudential PLC[1]	6,015,356	115,744
Everest Re Group, Ltd.	390,117	108,000
Berkshire Hathaway Inc., Class A2	279	94,746
Banco Bilbao Vizcaya Argentaria, SA1	15,928,031	89,762
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
T. Rowe Price Group, Inc.	721,323	$87,886
Société Générale[1]	2,034,310	71,080
Macquarie Group Ltd.[1]	731,273	70,928
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	145,730	68,428
AXA SA1	2,346,661	66,205
Morgan Stanley	1,264,058	64,619
Goldman Sachs Group, Inc.	260,996	60,011
Mitsubishi UFJ Financial Group, Inc.[1]	10,919,200	59,014
Barclays PLC[1]	24,516,111	58,546
Discovery Ltd.[1]	4,285,596	36,956
RenaissanceRe Holdings Ltd.	166,154	32,569
KBC Groep NV1	410,756	30,973
Sampo Oyj, Class A1	619,579	27,033
MetLife, Inc.	401,753	20,477
M&G PLC[1,2]	4,639,356	14,597
Brighthouse Financial, Inc.[2]	36,522	1,433
		10,396,158
Industrials 9.12%
Airbus SE, non-registered shares[1]	8,088,657	1,186,749
Safran SA1	7,100,937	1,100,747
Honeywell International Inc.	3,228,618	571,465
IDEX Corp.	3,008,169	517,405
DSV Panalpina A/S1	4,414,660	511,035
ASSA ABLOY AB, Class B1	17,143,859	400,615
Boeing Co.	1,169,639	381,022
Nidec Corp.[1]	2,620,466	357,966
SMC Corp.[1]	701,300	320,570
Equifax Inc.	2,286,248	320,349
Ryanair Holdings PLC (ADR)[2]	3,570,305	312,794
MTU Aero Engines AG1	788,493	225,159
TransDigm Group Inc.	376,531	210,857
Northrop Grumman Corp.	581,536	200,031
Edenred SA1	3,685,721	190,718
Deere & Co.	1,056,283	183,012
Aggreko PLC[1,3]	16,547,147	182,662
Aalberts NV, non-registered shares[1]	3,944,895	177,472
Rheinmetall AG1	1,411,593	162,328
Westinghouse Air Brake Technologies Corp.	1,995,545	155,253
Spirax-Sarco Engineering PLC[1]	1,230,429	145,701
Recruit Holdings Co., Ltd.[1]	3,757,148	141,383
Johnson Controls International PLC	3,380,330	137,613
RELX PLC[1]	4,747,207	119,759
PageGroup PLC[1,3]	17,039,067	118,187
International Consolidated Airlines Group, SA (CDI)[1]	13,953,870	115,876
Epiroc AB, Class B1	4,532,840	53,801
Epiroc AB, Class A1	4,187,768	51,179
Middleby Corp.[2]	800,918	87,717
Experian PLC[1]	2,178,000	73,666
JGC Holdings Corp.[1]	3,610,000	58,092
Uber Technologies, Inc.[2]	1,840,619	54,740
General Electric Co.	3,318,365	37,033
DP World PLC[1]	1,451,161	18,991
		8,881,947
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Communication services 8.41%	Shares	Value (000)
Facebook, Inc., Class A2	13,800,276	$2,832,507
Alphabet Inc., Class C2	822,531	1,099,740
Alphabet Inc., Class A2	619,643	829,944
Netflix, Inc.[2]	3,439,994	1,113,079
Activision Blizzard, Inc.	7,463,265	443,467
América Móvil, SAB de CV, Series L (ADR)	22,977,338	367,637
Nintendo Co., Ltd.[1]	840,800	339,386
SoftBank Group Corp.[1]	7,467,000	325,087
Adevinta ASA[1,2]	10,150,000	120,258
Vodafone Group PLC[1]	57,666,660	111,952
Koninklijke KPN NV1	30,723,121	90,777
Spotify Technology SA2	592,978	88,680
Sea Ltd., Class A (ADR)[2]	2,116,709	85,134
Z Holding Corp.[1]	19,192,000	80,409
ViacomCBS Inc., Class B	1,899,245	79,711
Cellnex Telecom, SA, non-registered shares[1]	1,768,933	76,240
Altice USA, Inc., Class A2	2,032,426	55,567
Bharti Airtel Ltd.[1,2]	8,190,433	52,327
		8,191,902
Consumer staples 7.33%
Nestlé SA1	9,957,927	1,078,807
Pernod Ricard SA1	4,275,712	765,376
Costco Wholesale Corp.	2,259,275	664,046
Mondelez International, Inc.	9,863,831	543,300
British American Tobacco PLC[1]	11,055,811	471,035
Anheuser-Busch InBev SA/NV1	5,349,667	438,681
Carlsberg A/S, Class B1	2,343,271	349,559
Coca-Cola Co.	5,440,672	301,141
Japan Tobacco Inc.[1]	12,903,100	287,650
Asahi Group Holdings, Ltd.[1]	6,253,200	285,644
L’Oréal SA, bonus shares[1]	686,197	203,783
L’Oréal SA, non-registered shares[1]	196,011	58,210
Coca-Cola European Partners PLC	4,434,944	225,650
KOSÉ Corp.[1]	1,429,900	208,988
Reckitt Benckiser Group PLC[1]	2,373,064	192,707
Uni-Charm Corp.[1]	5,105,000	172,434
Danone SA1	1,762,826	146,321
Diageo PLC[1]	3,432,031	144,625
Unilever NV (EUR denominated)[1]	2,298,133	132,226
Associated British Foods PLC[1]	2,855,776	98,933
Coca-Cola HBC AG (CDI)[1]	2,502,568	85,354
Godrej Consumer Products Ltd.[1]	6,773,183	65,028
Walgreens Boots Alliance, Inc.	857,718	50,571
General Mills, Inc.	919,562	49,252
Fomento Económico Mexicano, SAB de CV	4,950,000	46,776
Unilever PLC[1]	663,379	37,978
Philip Morris International Inc.	438,764	37,334
		7,141,409
Materials 4.95%
Vale SA, ordinary nominative (ADR)	46,719,719	616,700
Vale SA, ordinary nominative	7,577,155	100,396
Koninklijke DSM NV1	5,339,413	696,988
Sherwin-Williams Co.	851,147	496,678
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.[1]	4,181,300	$458,420
Asahi Kasei Corp.[1]	40,189,573	450,950
Gerdau SA (ADR)	58,428,138	286,298
Linde PLC	1,104,947	235,243
DuPont de Nemours Inc.	3,603,675	231,356
Nutrien Ltd. (CAD denominated)	4,075,530	195,122
Dow Inc.	3,477,269	190,311
Chr. Hansen Holding A/S1	2,019,973	160,467
Air Liquide SA, non-registered shares[1]	787,210	111,884
Air Liquide SA, bonus shares[1]	171,899	24,431
Barrick Gold Corp.	6,419,358	119,336
LafargeHolcim Ltd.[1]	2,059,611	114,209
Newmont Goldcorp Corp.	2,482,249	107,854
First Quantum Minerals Ltd.	6,815,267	69,121
Sika AG1	261,635	49,271
Alrosa PJSC[1]	31,796,028	43,194
LyondellBasell Industries NV	314,578	29,721
CF Industries Holdings, Inc.	619,344	29,568
		4,817,518
Energy 3.32%
Reliance Industries Ltd.[1]	19,311,500	410,199
Royal Dutch Shell PLC, Class B1	11,438,179	340,830
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	385,186	11,450
Rosneft Oil Co. PJSC (GDR)[1]	43,104,325	311,080
Schlumberger Ltd.	7,626,671	306,592
EOG Resources, Inc.	3,554,638	297,736
ConocoPhillips	4,367,305	284,006
Baker Hughes Co., Class A	10,934,275	280,245
Enbridge Inc. (CAD denominated)	6,903,107	274,466
Canadian Natural Resources, Ltd. (CAD denominated)	5,628,316	182,041
INPEX Corp.[1]	12,561,200	131,032
CNOOC Ltd.[1]	52,433,000	87,389
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	5,474,988	87,271
Halliburton Co.	2,443,347	59,789
LUKOIL Oil Co. PJSC (ADR)[1]	546,748	54,315
Gazprom PJSC (ADR)[1]	5,927,361	48,812
Chevron Corp.	389,714	46,964
Weatherford International[2]	386,250	10,796
Valaris PLC, Class A	981,838	6,441
		3,231,454
Utilities 1.36%
Ørsted AS1	5,521,811	572,089
Enel SpA[1]	39,111,209	311,146
Sempra Energy	1,832,760	277,627
AES Corp.	8,095,835	161,107
		1,321,969
New Perspective Fund — Page 6 of 10

unaudited
Common stocks (continued) Real estate 0.88%	Shares	Value (000)
Equinix, Inc. REIT	579,646	$338,339
American Tower Corp. REIT	1,313,108	301,778
CK Asset Holdings Ltd.[1]	20,582,000	149,165
Digital Realty Trust, Inc. REIT	588,899	70,515
		859,797
Total common stocks (cost: $54,289,510,000)		92,990,309
Preferred securities 0.23% Energy 0.12%
Petróleo Brasileiro SA (Petrobras), preferred nominative	15,303,900	114,817
Health care 0.09%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,772,540	87,919
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	596,200	23,260
Total preferred securities (cost: $170,939,000)		225,996
Bonds, notes & other debt instruments 0.02% Corporate bonds & notes 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC 11.00% 2024[4]	$15,901	17,232
Total corporate bonds & notes		17,232
Total bonds, notes & other debt instruments (cost: $15,859,000)		17,232
Short-term securities 4.18% Money market investments 4.18%	Shares
Capital Group Central Cash Fund 1.73%[5]	40,704,768	4,070,477
Total short-term securities (cost: $4,069,786,000)		4,070,477
Total investment securities 99.94% (cost: $58,546,094,000)		97,304,014
Other assets less liabilities 0.06%		62,057
Net assets 100.00%		$97,366,071
New Perspective Fund — Page 7 of 10

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 1.10%
Information technology 0.28%
Smartsheet Inc., Class A2	—	6,093,367	12,443	6,080,924	$28	$29,505	$—	$273,155
Consumer discretionary 0.17%
Hilton Grand Vacations Inc.[2]	4,788,400	—	24,280	4,764,120	135	11,269	—	163,838
Health care 0.34%
Agios Pharmaceuticals, Inc.[2]	3,361,622	285,900	17,045	3,630,477	(131)	53,857	—	173,355
Ultragenyx Pharmaceutical Inc.[2]	3,749,088	—	19,009	3,730,079	(156)	(110)	—	159,312
								332,667
Industrials 0.31%
Aggreko PLC[1]	16,631,477	—	84,330	16,547,147	34	13,585	—	182,662
PageGroup PLC[1]	12,737,702	4,375,917	74,552	17,039,067	99	26,031	—	118,187
								300,849
Total 1.10%					$9	$134,137	$—	$1,070,509
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $36,043,475,000, which represented 37.02% of the net assets of the fund. This amount includes $35,815,261,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,232,000, which represented .02% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
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unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$14,593,154	$6,834,195	$—	$21,427,349
Consumer discretionary	9,119,655	5,240,680	—	14,360,335
Health care	9,328,175	3,032,296	—	12,360,471
Financials	6,240,785	4,155,373	—	10,396,158
Industrials	3,169,291	5,712,656	—	8,881,947
Communication services	6,995,466	1,196,436	—	8,191,902
Consumer staples	1,918,070	5,223,339	—	7,141,409
Materials	2,707,704	2,109,814	—	4,817,518
Energy	1,836,347	1,395,107	—	3,231,454
Utilities	438,734	883,235	—	1,321,969
Real estate	710,632	149,165	—	859,797
Preferred securities	114,817	111,179	—	225,996
Bonds, notes & other debt instruments	—	17,232	—	17,232
Short-term securities	4,070,477	—	—	4,070,477
Total	$61,243,307	$36,060,707	$—	$97,304,014
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
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